INVESTMENT SECURITIES - Equity instruments through OCI - Dividend income (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of investment securities [abstract]
Dividend income	$ 159,122	$ 91,565	$ 84,686